Note 2 - Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Net loss	$ 46,129	$ 29,133	$ 174,752	$ 159,327
Increase (Decrease) in Operating Capital			356,527
Retained (deficit)	$ 8,440,080		$ 8,440,080		$ 8,265,331